Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Strategic Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Class A
Trading Symbol	INTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB and not-rated bonds, an underweight to higher quality AAA and AA bonds, an overweight to bonds 17 years to maturity and longer, an underweight to bonds less than 12 years to maturity, overweights to continuing care retirement community (CCRC) and charter school bonds, and underweights to state and local general obligation (GO) bonds.
Security selection
| Selection in bonds rated AA, A and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in special tax, electric, charter school, CCRC and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to bonds less than two years to maturity modestly detracted from relative performance.
Security selection
| Selection in housing bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.13	0.94	2.74
Class A (including sales charges)	3.89	0.31	2.43
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Bloomberg High Yield Municipal Bond Index	9.38	3.09	4.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,803,369,956
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,955,875
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,803,369,956
Total number of portfolio holdings	544
Management services fees (represents 0.46% of Fund average net assets)	$ 7,955,875
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating
of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Texas	11.3%
New York	10.6%
Illinois	10.5%
Puerto Rico	5.1%
California	5.1%
Pennsylvania	5.0%
New Jersey	4.3%
Florida	4.2%
Colorado	4.0%
Michigan	3.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating
of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Material Fund Change [Text Block]
Certain Fund Change
s
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Strategic Municipal Income Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Advisor Class
Trading Symbol	CATRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB and not-rated bonds, an underweight to higher quality AAA and AA bonds, an overweight to bonds 17 years to maturity and longer, an underweight to bonds less than 12 years to maturity, overweights to continuing care retirement community (CCRC) and charter school bonds, and underweights to state and local general obligation (GO) bonds.
Security selection
| Selection in bonds rated AA, A and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in special tax, electric, charter school, CCRC and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to bonds less than two years to maturity modestly detracted from relative performance.
Security selection
| Selection in housing bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	7.40	1.21	3.01
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Bloomberg High Yield Municipal Bond Index	9.38	3.09	4.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,803,369,956
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,955,875
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,803,369,956
Total number of portfolio holdings	544
Management services fees (represents 0.46% of Fund average net assets)	$ 7,955,875
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Texas	11.3%
New York	10.6%
Illinois	10.5%
Puerto Rico	5.1%
California	5.1%
Pennsylvania	5.0%
New Jersey	4.3%
Florida	4.2%
Colorado	4.0%
Michigan	3.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information
, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the
Fund
may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the
Fund
may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Strategic Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Class C
Trading Symbol	RTCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 156	1.51%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB and not-rated bonds, an underweight to higher quality AAA and AA bonds, an overweight to bonds 17 years to maturity and longer, an underweight to bonds less than 12 years to maturity, overweights to continuing care retirement community (CCRC) and charter school bonds, and underweights to state and local general obligation (GO) bonds.
Security selection
| Selection in bonds rated AA, A and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in special tax, electric, charter school, CCRC and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to bonds less than two years to maturity modestly detracted from relative performance.
Security selection
| Selection in housing bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.32	0.20	1.98
Class C (including sales charges)	5.32	0.20	1.98
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Bloomberg High Yield Municipal Bond Index	9.38	3.09	4.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,803,369,956
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,955,875
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,803,369,956
Total number of portfolio holdings	544
Management services fees (represents 0.46% of Fund average net assets)	$ 7,955,875
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Texas	11.3%
New York	10.6%
Illinois	10.5%
Puerto Rico	5.1%
California	5.1%
Pennsylvania	5.0%
New Jersey	4.3%
Florida	4.2%
Colorado	4.0%
Michigan	3.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the
Fun
d supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in inte rest r
ates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	On July 26, 2024, the
Fun
d supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in inte rest r
ates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Strategic Municipal Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CATZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB and not-rated bonds, an underweight to higher quality AAA and AA bonds, an overweight to bonds 17 years to maturity and longer, an underweight to bonds less than 12 years to maturity, overweights to continuing care retirement community (CCRC) and charter school bonds, and underweights to state and local general obligation (GO) bonds.
Security selection
| Selection in bonds rated AA, A and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in special tax, electric, charter school, CCRC and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to bonds less than two years to maturity modestly detracted from relative performance.
Security selection
| Selection in housing bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.40	1.20	3.00
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Bloomberg High Yield Municipal Bond Index	9.38	3.09	4.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,803,369,956
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,955,875
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,803,369,956
Total number of portfolio holdings	544
Management services fees (represents 0.46% of Fund average net assets)	$ 7,955,875
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is app
lied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Texas	11.3%
New York	10.6%
Illinois	10.5%
Puerto Rico	5.1%
California	5.1%
Pennsylvania	5.0%
New Jersey	4.3%
Florida	4.2%
Colorado	4.0%
Michigan	3.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is app
lied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more
complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated wit
h investing in
these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated wit
h investing in
these instruments and derivatives generally. These changes became effective on August 1, 2024.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Strategic Municipal Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CADNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB and not-rated bonds, an underweight to higher quality AAA and AA bonds, an overweight to bonds 17 years to maturity and longer, an underweight to bonds less than 12 years to maturity, overweights to continuing care retirement community (CCRC) and charter school bonds, and underweights to state and local general obligation (GO) bonds.
Security selection
| Selection in bonds rated AA, A and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in special tax, electric, charter school, CCRC and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to bonds less than two years to maturity modestly detracted from relative performance.
Security selection
| Selection in housing bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.41	1.21	3.00
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Bloomberg High Yield Municipal Bond Index	9.38	3.09	4.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,803,369,956
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,955,875
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,803,369,956
Total number of portfolio holdings	544
Management services fees (represents 0.46% of Fund average net assets)	$ 7,955,875
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Texas	11.3%
New York	10.6%
Illinois	10.5%
Puerto Rico	5.1%
California	5.1%
Pennsylvania	5.0%
New Jersey	4.3%
Florida	4.2%
Colorado	4.0%
Michigan	3.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the Fund supplemented its Prospectus’ Principal
Investment
Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	On July 26, 2024, the Fund supplemented its Prospectus’ Principal
Investment
Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Strategic Municipal Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CATYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB and not-rated bonds, an underweight to higher quality AAA and AA bonds, an overweight to bonds 17 years to maturity and longer, an underweight to bonds less than 12 years to maturity, overweights to continuing care retirement community (CCRC) and charter school bonds, and underweights to state and local general obligation (GO) bonds.
Security selection
| Selection in bonds rated AA, A and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in special tax, electric, charter school, CCRC and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to bonds less than two years to maturity modestly detracted from relative performance.
Security selection
| Selection in housing bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	7.45	1.23	2.96
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Bloomberg High Yield Municipal Bond Index	9.38	3.09	4.71
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,803,369,956
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,955,875
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,803,369,956
Total number of portfolio holdings	544
Management services fees (represents 0.46% of Fund average net assets)	$ 7,955,875
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Texas	11.3%
New York	10.6%
Illinois	10.5%
Puerto Rico	5.1%
California	5.1%
Pennsylvania	5.0%
New Jersey	4.3%
Florida	4.2%
Colorado	4.0%
Michigan	3.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (
MMD
Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (
MMD
Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature